Related parties - Key management personnel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Related parties
Short-term employee benefits	$ 5,417	$ 3,637	$ 3,170
Long-term employee benefits and share based compensation	$ 585	$ 559	$ 506
Number of officers | item	5	4	5